other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 340	$ 303
Additions	321	308
Amortization	(290)	(271)
Balance, end of period	371	340
Current			$ 261	$ 233
Non-current			110	107	$ 93
Total	340	303	371	340
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	329	295
Additions	313	304
Amortization	(286)	(270)
Balance, end of period	356	329
Current			256	230
Non-current			100	99
Total	329	295	356	329
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	11	8
Additions	8	4
Amortization	(4)	(1)
Balance, end of period	15	11
Current			5	3
Non-current			10	8
Total	11	8	$ 15	11
As previously reported
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	340
Balance, end of period		340
Total	340	340		340
As previously reported | Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	329
Balance, end of period		329
Total	329	329		329
As previously reported | Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	11
Balance, end of period		11
Total	$ 11	11		$ 11
Transitional amount
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		303
Total		303
Transitional amount | Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		295
Total		295
Transitional amount | Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		8
Total		$ 8